Note A - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note
A
–
Summa
r
y
of
Significant
Accounting
P
olicies

General
Info
r
mation and
Basis
of
P
r
esentation

The Gorman-Rupp Company is a leading designer, manufacturer and international marketer of pumps and pump systems for use in diverse water, wastewater, construction, dewatering, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilating and air conditioning (HVAC), military and other liquid- handling applications.

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated. Earnings per share are calculated based on the weighted-average number of common shares outstanding.

Cash
Equ
i
v
alents
and
Sho
r
t-
T
e
r
m
I
n
v
estments

The Company considers highly liquid instruments with maturities of 90 days or less to be cash equivalents. The Company periodically makes short-term investments for which cost approximates fair value. Short-term investments at December 31, 2015 and 2014 consist primarily of certificates of deposit, and are classified as prepaid and other on the Consolidated Balance Sheets.

Accounts
Rece
i
v
a
ble
and
All
o
w
ance
for
Doubtful
Accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses from the failure of its customers to make required payments for products delivered. The Company estimates this allowance based on knowledge of the financial condition of customers, review of historical receivables and reserve trends and other relevant information.

I
n
v
ento
r
ies

Inventories are stated at the lower of cost or market. The costs for approximately 73% of inventories at December 31, 2015 and 75% of inventories at December 31, 2014 are determined using the last-in, first-out (LIFO) method, with the remainder determined using the first-in, first-out (FIFO) method. Cost components include materials, inbound freight costs, labor and allocations of fixed and variable overheads on an absorption costing basis.

Long-L
i
v
ed
Assets

Property, plant and equipment are stated on the basis of cost. Repairs and maintenance costs are expensed as incurred. Depreciation for property, plant and equipment and amortization for finite-lived intangible assets are computed using the straight-line method over the estimated useful lives of the assets and are included in cost of products sold and selling, general and administrative expenses based on the use of the assets. Depreciation expense was $13.8 million, $13.2 million and $12.4 million during 2015, 2014 and 2013, respectively.

Depreciation of property, plant and equipment is determined based on the following lives:

Buildings (in years)	20	-	50
Machinery and equipment (in years)	5	-	15
Software (in years)	3	-	5

Amortization of finite-lived intangible assets is determined based on the following lives:

Technology and drawings (in years)	13	-	20
Customer relationships (in years)	9	-	15
Other intangibles (in years)	2	-	18

Long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recovered through future net cash flows generated by the assets. Impairment losses may be recorded when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts based on the excess of the carrying amounts over the estimated fair value of the assets.

Goodwill
and
Indefinite-L
i
v
ed
Intan
g
ible
Assets

Goodwill and other indefinite-lived intangible assets are not amortized but are reviewed annually for impairment as of October 1 or whenever events or changes in circumstances indicate there may be a possible permanent loss of value using either a quantitative or qualitative analysis. The Company uses a market-based approach to estimate the fair value of our reporting units and performs a quantitative analysis using a discounted cash flow model and other valuation techniques, but may elect to perform a qualitative analysis when deemed appropriate.

For 2015, the Company used a quantitative analysis for substantially all of its goodwill impairment testing under which the fair value for each reporting unit was estimated using a discounted cash flow model, which considered forecasted cash flows discounted at an estimated weighted- average cost of capital. The forecasted cash flows were based on the Company’s long-term operating plan and a terminal value was used to estimate the cash flows beyond the period covered by the operating plan. The weighted- average cost of capital is an estimate of the overall after-tax rate of return required by equity and debt market holders of a business enterprise. These analyses require the exercise of significant judgments, including judgments about appropriate discount rates, perpetual growth rates and the timing of expected future cash flows. Sensitivity analyses were performed around these assumptions in order to assess the reasonableness of the assumptions and the resulting estimated fair values. For 2015, based on the quantitative analysis, the fair values of the Company’s reporting units continue to exceed the respective carrying amounts. See Note J for additional information.

A qualitative analysis may be performed by assessing certain trends and factors, including projected market outlook and growth rates, forecasted and actual sales and operating profit margins, discount rates, industry data and other relevant qualitative factors. These trends and factors are compared to, and based on, the assumptions used in the most recent quantitative assessment.

Indefinite-lived intangible assets primarily consist of trademarks and trade names. The fair value of these assets is determined using a royalty relief methodology similar to that employed when the associated assets were acquired, but using updated estimates of future sales, cash flows and profitability. For 2015 and 2014, the fair value of indefinite lived intangible assets exceeded their carrying value.
For additional information about goodwill and other intangible assets, see Note H.

R
e
v
e
n
ue
Rec
o
gnition

The Company’s revenues from product sales are recognized when all of the following criteria are met: persuasive evidence of a sale arrangement exists, the price is fixed or determinable, product delivery has occurred or services have been rendered, there are no further obligations to customers and collectability is probable. Product delivery occurs when the risks and rewards of ownership and title pass, which normally occurs upon shipment to the customer.

Concentration
of
C
r
edit
Risk

The Company generally does not require collateral from its customers and has a very good collection history. There were no sales to a single customer that exceeded 10% of total net sales for the years ended December 31, 2015, 2014 or 2013.

Shipping
and
Handling
Costs

The Company classifies all amounts billed to customers for shipping and handling as revenue and reflects related shipping and handling costs in cost of products sold.

Ad
v
e
r
tising

The Company expenses all advertising costs as incurred, which for the years ended December 31, 2015, 2014 and 2013 totaled $3.2 million, $3.5 million, and $3.4 million, respectively.

P
r
oduct
W
a
r
ranties

A liability is established for estimated future warranty and service claims based on historical claims experience and specific product failures.The Company expenses warranty costs directly to cost of products sold. Changes in the Company’s product warranty liability are:

	2015	2014	2013
Balance at beginning of year	$1,166	$1,170	$1,133
Provision	1,732	1,607	1,220
Claims	(1,518)	(1,611)	(1,183)
Balance at end of year	$1,380	$1,166	$1,170

F
o
r
eign
Cu
r
r
ency
T
ranslation

Assets and liabilities of the Company’s operations outside the United States which are accounted for in a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates. Revenues and expenses are translated at weighted-average exchange rates effective during the year. Foreign currency translation gains and losses are included as a component of accumulated other comprehensive loss within equity.

Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in other income and expense.

F
air
V
alue

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximates their fair value.

Use
of
Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Certain amounts for 2014 and 2014 have been reclassified to conform to the 2015 presentation.

N
e
w
Accounting
P
r
onouncements

The Company considers the applicability and impact of all Accounting Standard Updates (“ASUs”). ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company’s consolidated financial statements.

In November 2015 the FASB issued ASU 2015-17, “
Income
T
a
x
es
(
T
opic
740):
Balance
Sheet
Classification
of
Defe
r
red
T
a
x
es
” which amended accounting guidance related to the presentation of deferred tax liabilities and assets. The amended guidance requires that all deferred tax liabilities and assets be classified as noncurrent on the balance sheet. This guidance is effective for reporting periods beginning after December 15, 2016; however, early adoption is permitted. The Company adopted ASU 2015-17 during the quarter ended December 31, 2015. No prior periods were retrospectively adjusted.

In May 2014, the FASB issued ASU 2014-09, “
Re
v
enue
from
Cont
r
acts
with
Customers
(
T
opic
606),
” which supersedes most current revenue recognition guidance, including industry-specific guidance, and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016; however, in July 2015, the FASB approved a one year deferral of this standard, with a new effective date for fiscal years beginning after December 15, 2017. The Company currently does not expect the adoption of ASU 2014-09 to have a material impact on its consolidated financial statements.